UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07533
                                                     ---------

                              The Lou Holland Trust
                              ---------------------
               (Exact name of registrant as specified in charter)

                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606
                              --------------------
              (Address of principal executive offices) (Zip code)


                                Louis A. Holland
                      c/o Holland Capital Management, L.P.
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606

                               ------------------
                    (Name and address of agent for service)
                                  (312)553-4830
                                 --------------

               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31
                         ----------------

Date of reporting period: MARCH 31, 2005
                          -------------


Item 1. Schedule of Investments.


                             LOU HOLLAND GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


SHARES                                                              VALUE
-------------------------------------------------------------------------------

LONG-TERM INVESTMENTS  98.4% (A)
COMMON STOCKS            98.4% (A)

        Consumer Discretionary   15.1 %
     12,800    Avon Products, Inc.                                  $549,632

      7,150    Carnival Corp. f                                      370,441

     19,800    The Cheesecake Factory Inc.*                          701,910

     15,700    Comcast Corp.*                                        530,346

     13,350    Kohl's Corp.*                                         689,261

     71,500    Liberty Media Corp.*                                  741,455

      5,000    Omnicom Group Inc.                                    442,600

     23,000    Time Warner Inc.*                                     403,650

     15,000    Viacom Inc. Cl B                                      522,450

     17,400    Wal-Mart Stores, Inc.                                 871,914

      9,800    Weight Watchers International, Inc.*                  421,204

                                                           -----------------
                                                                   6,244,863

        Consumer Staples          4.0 %
     17,100    PepsiCo, Inc.                                         906,813

     18,100    Walgreen Co.                                          804,002

                                                           -----------------
                                                                   1,710,815

        Energy/Oil               10.3 %
      8,900    BJ Services Co.                                       461,732

     16,000    BP p.l.c.-Spons ADR f                                 998,400

     11,300    ChevronTexaco Corp.                                   658,903

     12,500    Exxon Mobil Corp.                                     745,000




                             LOU HOLLAND GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


SHARES                                                              VALUE
-------------------------------------------------------------------------------

      4,100    Total SA-Spons ADR f                                  480,643

     27,466    XTO Energy, Inc.                                      901,983

                                                           -----------------
                                                                   4,246,661

        Financial/Insurance       4.0 %
      9,700    AFLAC INC.                                            361,422

     23,200    American International Group, Inc.                  1,285,512

                                                           -----------------
                                                                   1,646,934

        Financials               14.5 %
     22,500    Citigroup Inc.                                      1,011,150

     21,700    Countrywide Financial Corp.                           704,382

     22,800    Doral Financial Corp. f                               499,092

     13,200    Fannie Mae                                            718,740

      7,300    Fifth Third Bancorp                                   313,754

     10,250    Fiserv, Inc.*                                         407,950

      6,000    Goldman Sachs Group, Inc.                             659,940

     11,700    H&R Block, Inc.                                       591,786

     27,500    MBNA Corp.                                            675,125

      9,700    Northern Trust Corp.                                  421,368

                                                           -----------------

                                                                   6,003,287

        Healthcare/Other          3.4 %
     12,800    Baxter International Inc.                             434,944

     18,100    Boston Scientific Corp.*                              530,149

      8,400    Medtronic, Inc.                                       427,980

                                                           -----------------
                                                                   1,393,073


                             LOU HOLLAND GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


SHARES                                                              VALUE
-------------------------------------------------------------------------------

        Healthcare/Pharmaceuticals 12.7 %
      4,300    Allergan, Inc.                                        298,721

      8,750    Biogen Idec Inc.*                                     301,963

      7,400    Genzyme Corp.*                                        423,576

      7,500    Johnson & Johnson                                     503,700

     13,300    Novartis AG ADR f                                     622,174

     29,400    Pfizer Inc.                                           772,338

     58,300    Schering-Plough Corp.                               1,058,145

     12,000    Teva Pharmaceutical Industries Ltd.-Spons ADR f       372,000

     29,300    Watson Pharmaceuticals, Inc.*                         900,389

                                                           -----------------
                                                                   5,253,006

        Other/Conglomerate        4.7 %
     40,600    General Electric Co.                                1,464,036

     13,000    Honeywell International Inc.                          483,730

                                                           -----------------
                                                                   1,947,766

        Technology/Hardware       5.2 %
     38,200    Intel Corp.                                           887,386

      5,500    International Business Machines Corp.                 502,590

     19,700    Linear Technology Corp.                               754,707

                                                           -----------------
                                                                   2,144,683




                             LOU HOLLAND GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


SHARES                                                              VALUE
-------------------------------------------------------------------------------


        Technology/Imaging        2.1 %
     10,800    Lexmark International, Inc.*                          863,676


        Technology/Service        8.8 %
     12,700    Affiliated Computer Services, Inc.*                   676,148

     11,000    Automatic Data Processing, Inc.                       494,450

     18,400    CDW Corp.                                           1,042,912

     59,000    Citrix Systems, Inc.*                               1,405,380

                                                           -----------------
                                                                   3,618,890

        Technology/Software       9.8 %
      8,900    Adobe Systems Inc.                                    597,813

     17,000    Cognos, Inc.* f                                       712,980

     67,000    Microsoft Corp.                                     1,619,390

     32,500    Symantec Corp.*                                       693,225

      8,800    Zebra Technologies Corp.*                             417,912

                                                           -----------------
                                                                   4,041,320

        Telecommunications Services 1.5 %
     40,500    Motorola, Inc.                                        606,285


        Utilities                 2.3 %
      6,200    Kinder Morgan, Inc.                                   469,340

      7,850    Questar Corp.                                         465,113

                                                           -----------------
                                                                     934,453




                             LOU HOLLAND GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


PRINCIPAL AMOUNT                                                 VALUE
-------------------------------------------------------------------------------

                                                           -----------------
                     Total common stocks                          40,655,712
                           (cost $36,014,625)


SHORT-TERM INVESTMENTS    1.8% (A)
        Variable Rate Demand Note   1.8 %
   $737,215    U.S. Bank, N.A., 2.60%                                737,215

                                                           -----------------
                     Total variable rate demand note                 737,215
                        (cost $737,215)
                                                           -----------------




                              Total investments -100.2%           41,392,927
                                (cost $36,751,840)         =================

                              Other liabilities in
                                   excess of assets (0.2%)(A)        (77,671)

                                                           -----------------
                              TOTAL NET ASSETS - 100.0%          $41,315,256
                                                           =================


     *    Non-income producing security.

     (A)  Percentages for the various classifications relate to Total net assets.
      f   Foreign Security.

Item 2. Controls and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act(the "Act")) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The Lou Holland Trust
                   --------------------

     By (Signature and Title)      /s/ Louis A. Holland
                                   ---------------------------
                                   Louis A. Holland, President

     Date  5/23/05
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Louis A. Holland
                                   ---------------------------
                                   Louis A. Holland, President

     Date  5/23/05
           --------------

     By (Signature and Title)      /s/ Laura J. Janus
                                   --------------------------
                                   Laura J. Janus, Treasurer

     Date  5/23/05
           --------------